Employee benefits - Funded plan assets by asset category (Details) - Annuity-based defined benefit plans [member] - Plan assets [member] - IFRS Funded Plan [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Equity Securities [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	31.20%	30.80%	35.80%
Negotiable debt securities
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	43.40%	39.50%	53.50%
IFRS Money Market Funds [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	2.50%	2.10%	4.10%
Other funds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	22.90%	27.60%	6.60%